PRUDENTIAL INVESTMENT PORTFOLIOS 2

Gateway Center Three, 4th Floor
100 Mulberry Street
Newark, New Jersey 07102

March 30, 2011

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Prudential Investment Portfolios 2
File Number 811-09999

Ladies and Gentlemen:

     On behalf of the above named Fund (the “Registrant”) we are hereby transmitting electronically Amendment No. 14 under the Investment Company Act of 1940, as amended, to the Registrant’s Registration Statement on Form N-1A.

     Please contact the undersigned at (973) 802-6469, with any comments or questions.

                              Very truly yours,

                              /s/ Jonathan D. Shain
                              Jonathan D. Shain